Commitments and Contingent Liabilities	12 Months Ended
Sep. 30, 2012
Commitments and Contingent Liabilities

Note 14: Commitments and Contingent Liabilities

The Company is a party to financial instruments with off–balance–sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the financial statements. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss, in the event of nonperformance by the customer for commitments to extend credit is represented by the contractual or notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for recorded loans.

A summary of the Company’s financial instruments with off–balance–sheet risk at September 30, 2012 and 2011 is as follows:

	September 30,
	2012	2011
Financial instruments whose contract amounts represent credit risk – commitments to originate loans:
Mortgage loans	$1,001,524	$2,113,950
Non-mortgage loans	6,969,900	4,825,144
Open-end consumer loans	10,489,768	11,451,150
Open-end commercial loans	2,145,762	10,483,615
Construction loans	35,878,900	20,334,642

Total commitments to originate loans	$56,485,854	$49,208,501

The Company sells loans on a best efforts basis and had loans as reported in the statement of condition as loans held for sale in the process of being sold.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the agreement. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case–by–case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral held varies, but consists primarily of real estate.

The following summarizes the Company’s commitments to fund fixed rate loans at September 30, 2012 and 2011:

	Amount	Range of Rate

September 30, 2012	$697,524	2.99 - 3.99%
September 30, 2011	$4,167,350	3.25 - 7.00%

Commitments to sell fixed rate loans are contracted on a best efforts basis and the value of the funded commitments approximates the commitment to sell the loans.

In the origination of mortgage loans, the Company enters into adjustable interest rate contracts with caps and floors written with the intent of managing its interest rate exposure. Interest rate caps and floors enable customers and the Company to transfer, modify, or reduce their interest rate risk. At September 30, 2012 and 2011, adjustable rate mortgage loans with interest rate caps and floors amounted to $58,223,438 and $66,724,000, respectively.

The carrying amount of commitments to extend credit approximates fair value. The carrying amount of the off-balance sheet financial instruments is based on fees charged to enter into such agreements.

Future minimum lease commitments under all noncancellable operating leases with terms of one year or more are as follows:

September 30,
2012

2013	$647,562
2014	678,060
2015	704,310
2016	669,600
2017	48,000
Thereafter	213,000

$2,960,532

Rent expense for the years ended September 30, 2012, 2011, and 2010 was $1,039,369, $892,227, and $688,378, respectively, which were included in occupancy expense in the consolidated statements of income.

The Company and subsidiary have been named as defendants in various legal actions arising from their normal business activities in which damages in various amounts are claimed. Although the amount of any ultimate liability with respect to such matters cannot be determined, in the opinion of management, any such liability will not have a material effect on the Company’s consolidated financial statements.